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                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED JUNE 29, 2009
                                      TO
               PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement describes changes to the prospectuses for Class VA, L, L - 4 Year, C, and XC variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I. GUARANTEED WITHDRAWAL BENEFITS

In the "LIVING BENEFITS" section of the Class VA, L, L - 4 Year, and XC prospectuses, under "Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit - Managing Your Withdrawals," replace the second and third sentences with the following:

   To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced.

In the "LIVING BENEFITS" section of the Class VA, L, L - 4 Year, and XC prospectuses, under "Guaranteed Withdrawal Benefits - Description of the Guaranteed Withdrawal Benefit I," add the following at the end of the second paragraph:

   and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

II.METLIFE INVESTORS DESCRIPTION

In the "OTHER INFORMATION" section of the prospectus, under the "MetLife Investors" heading:

    . replace the second paragraph with the following: "We are licensed to do business in the District of Columbia and all states except New York."; and

    . delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                           Telephone: (800) 343-8496
 Irvine, CA 92614

                                                                SUPP-MOCL0609

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                      METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
             STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2009

This supplement modifies information in the Statements of Additional Information ("SAIs") dated May 1, 2009 for variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

METLIFE INVESTORS DESCRIPTION

In the "COMPANY" section of the SAI:

    . replace the fourth paragraph with the following: "We are licensed to do business in the District of Columbia and all states except New York."; and

    . delete the last paragraph (regarding membership in the Insurance
      Marketplace Standards Association).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 343-8496
Irvine, CA 92614

                                                                  SUPP-SAIMO0609